Note 21 - Subsequent Events	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Subsequent Events [Text Block]

21. Subsequent Events:

(a)

Declaration and payment of dividends (common stock): On July 1, 2026, the Company declared a dividend of $0.125 per share on the common stock, which was paid on August 6, 2026, to holders of record of common stock as of July 21, 2026.

(b)

Declaration and payment of dividends (preferred stock Series B, Series C and Series D): On July 1, 2026, the Company declared a dividend of $0.476563 per share on the Series B Preferred Stock, $0.531250 per share on the Series C Preferred Stock and $0.546875 per share on the Series D Preferred Stock, which were all paid on July 15, 2026 to holders of record as of July 14, 2026.

(c)

Investment in leaseback vessels: (i) In July 2026, NML acquired two dry bulk vessels for $34,500 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years (Note 13.b(iii)). The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. (ii) In August 2026, NML acquired a tanker vessel for $30,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. (iii) In July 2026, the then outstanding balance of $4,370, relating to the loan discussed in Note 10.A.22, was fully repaid. Additionally, in July 2026, the vessel discussed in Note 11(b)(ii)15, was sold back to its lessee under the bareboat charter agreement in place and the outstanding lease amount of $6,628 was fully collected. (iv) In August 2026, three NML subsidiaries entered into a loan agreement to partly finance the sale and leaseback arrangements discussed in Notes 11.(b)(ii)40, 11.(b)(ii)42 and 11.(b)(ii)43 and drew down the amount $19,840, in the aggregate.

(d)

New loan agreements: On July 7, 2026, Beardmore Maritime Co., Fairbank Maritime Co., Sykes Maritime Co., Costachille Maritime Corporation and Marina Maritime Corporation entered into a loan agreement with a bank to borrow up to $234,930 in order to partly refinance the term loan discussed in Note 10.A.6 and refinance the two loans discussed in Notes 10.A.28 and 10.A.30. On July 8, 2026 and July 30, 2026, an aggregate amount of $234,538 was drawn under the facility and used to partially prepay the loan discussed in Note 10.A.6 and to prepay the loans discussed in Notes 10.A.28 and 10.A.30.

(e)

Loan drawdowns: (i) On July 10, 2026 and July 15, 2026, an aggregate amount of $486,300 was drawn under the loan discussed in Note 10.A.38 and used to prepay in full the loans discussed in Notes 10.A.1, 10.A.3, 10.A.8 and 10.A.31. (ii) On July 13, 2026, an aggregate amount of $86,000 was drawn under the loan discussed in Note 10.A.37 in order to partially prepay the loans discussed in Notes 10.A.6 and 10.A.9.